Property, Plant and Equipment - Summary Of Detailed Information About Property, Plant And Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 384	$ 534
Depreciation for the year	109	126		$ 109
Ending balance	441	384		534
Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	15	25
Ending balance	15	15		25
Buildings and renovation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	57	71
Ending balance	161	57		71
Motor vehicles held for leasing [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	294	416
Ending balance	247	294		416
Office and other equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	18	22
Ending balance	18	18		22
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	701	759
Additions	199	63
Write-offs/disposal	(92)	(127)
Effects of movements in exchange rates	(9)	6
Ending balance	799	701		759
Gross carrying amount [member] | Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	50	45
Additions	16	6
Write-offs/disposal	(3)	(2)
Effects of movements in exchange rates	(1)	1
Ending balance	62	50		45
Gross carrying amount [member] | Buildings and renovation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	129	117
Additions	136	30
Write-offs/disposal	(39)	(20)
Effects of movements in exchange rates	2	2
Ending balance	228	129		117
Gross carrying amount [member] | Motor vehicles held for leasing [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	486	564
Additions	41	23
Write-offs/disposal	(48)	(104)
Effects of movements in exchange rates	(9)	3
Ending balance	470	486		564
Gross carrying amount [member] | Office and other equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	36	33
Additions	6	4
Write-offs/disposal	(2)	(1)
Effects of movements in exchange rates	(1)		[1]
Ending balance	39	36		33
Accumulated Amortisation And Impairment Losses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	317	225
Depreciation for the year	109	126
Write-offs/disposal	(68)	(55)
Effects of movements in exchange rates	(7)	6
Impairment loss	7	15
Ending balance	358	317		225
Accumulated Amortisation And Impairment Losses [Member] | Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	35	20
Depreciation for the year	16	15
Write-offs/disposal	(3)	(1)
Effects of movements in exchange rates	(1)	1
Impairment loss	0	0
Ending balance	47	35		20
Accumulated Amortisation And Impairment Losses [Member] | Buildings and renovation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	72	46
Depreciation for the year	34	39
Write-offs/disposal	(39)	(15)
Effects of movements in exchange rates	(1)	2
Impairment loss	1
Ending balance	67	72		46
Accumulated Amortisation And Impairment Losses [Member] | Motor vehicles held for leasing [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	192	148
Depreciation for the year	53	65
Write-offs/disposal	(24)	(39)
Effects of movements in exchange rates	(4)	3
Impairment loss	6	15
Ending balance	223	192		148
Accumulated Amortisation And Impairment Losses [Member] | Office and other equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	18	11
Depreciation for the year	6	7
Write-offs/disposal	(2)		[1]
Effects of movements in exchange rates	(1)		[1]
Impairment loss	0	0
Ending balance	$ 21	$ 18		$ 11

[1]	Amount less than $1 million